U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 27, 2014

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:          MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

On October 17, 2013, the Trust previously filed Post-Effective Amendment No. 94, under the Securities Act of 1933, as amended, (the “1933 Act”), and Amendment No. 95 under the Investment Company Act of 1940, as amended (the “1940 Act”) to the Trust’s Registration Statement to add the Port Street Investments Quality Growth Fund which was sunsequently renamed the “Port Street Quality Growth Fund” (the “Fund”) as a new series (the “Original Amendment”).  The Original Amendment would have become effective on December 31, 2013.

On December 26, 2013, Post-Effective Amendment No. 105 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 17, 2014 as the new date upon which the Original Amendment would have become effective.  On January 15, 2014, Post-Effective Amendment No. 111 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating January 27, 2014 as the new date upon which the Original Amendment would have become effective.

Pursuant to Rule 485(a)(1) of the 1933 Act, the 1940 Act, and the regulations thereunder, transmitted herewith on behalf of the Trust is Post-Effective Amendment No. 116 under the 1933 Act and Amendment No. 117 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “New Amendment”).  The purpose of the New Amendment is to make additional material changes to the Fund’s disclosure as noted within the New Amendment.

Concurrently with the filing of the New Amendment, the Trust has filed as a separate correspondence its response to the Staff’s comments on the Original Amendment.

The Trust anticipates that New Amendment shall become effective on March 28, 2014; pursuant to Rule 485(a)(1) of the 1933 Act.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of the New Amendment.  The purpose of that filing will be to incorporate any additional comments made by the Staff on the New Amendment and to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions or require further information, do not hesitate to contact me at (414) 765-6121.

Sincerely,

/s/Angela L. Pingel

Angela L. Pingel, Esq.
Secretary of Managed Portfolio Series

cc:  Scot E. Draeger, Esq., Bernstein, Shur, Sawyer & Nelson P.A.